Schedule of Investments (unaudited)
June 30, 2024
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.9%
Boeing Co. (The)(a)	270,695	$ 49,269,197
Curtiss-Wright Corp.	11,202	3,035,518
General Dynamics Corp.	190,336	55,224,087
General Electric Co.	522,350	83,037,980
Hexcel Corp.	35,731	2,231,401
Howmet Aerospace, Inc.	136,991	10,634,611
Huntington Ingalls Industries, Inc.	33,034	8,137,265
L3Harris Technologies, Inc.	159,024	35,713,610
Lockheed Martin Corp.	178,748	83,493,191
Northrop Grumman Corp.	116,474	50,776,840
RTX Corp.	1,113,467	111,780,952
Textron, Inc.	160,187	13,753,656
		507,088,308
Air Freight & Logistics — 0.9%
CH Robinson Worldwide, Inc.	97,268	8,571,256
Expeditors International of Washington, Inc.	74,394	9,283,627
FedEx Corp.	189,680	56,873,651
GXO Logistics, Inc.(a)	36,595	1,848,048
United Parcel Service, Inc., Class B	610,855	83,595,507
		160,172,089
Automobile Components — 0.2%
Adient PLC(a)	71,857	1,775,587
Aptiv PLC(a)	227,811	16,042,451
Autoliv, Inc.	24,873	2,661,162
BorgWarner, Inc.	195,649	6,307,724
Gentex Corp.	70,051	2,361,419
Goodyear Tire & Rubber Co. (The)(a)	236,324	2,682,277
Lear Corp.	46,555	5,317,047
Visteon Corp.(a)	12,682	1,353,169
		38,500,836
Automobiles — 0.5%
Ford Motor Co.	3,283,633	41,176,758
General Motors Co.	955,684	44,401,079
Harley-Davidson, Inc.	105,679	3,544,474
Thor Industries, Inc.	44,328	4,142,451
		93,264,762
Banks — 7.7%
Associated Banc-Corp	125,818	2,661,051
Bank of America Corp.	5,701,728	226,757,722
Bank OZK	45,156	1,851,396
Cadence Bank	42,877	1,212,562
Citigroup, Inc.	1,599,967	101,533,906
Citizens Financial Group, Inc.	384,970	13,870,469
Columbia Banking System, Inc.	178,962	3,559,554
Commerce Bancshares, Inc.	58,234	3,248,292
Cullen/Frost Bankers, Inc.	31,158	3,166,587
East West Bancorp, Inc.	54,232	3,971,409
Fifth Third Bancorp	577,193	21,061,773
First Financial Bankshares, Inc.	64,157	1,894,556
First Horizon Corp.	465,570	7,342,039
FNB Corp.	313,293	4,285,848
Glacier Bancorp, Inc.	96,121	3,587,236
Hancock Whitney Corp.	34,393	1,645,017
Home BancShares, Inc.	161,409	3,867,360
Huntington Bancshares, Inc.	1,226,204	16,161,369
International Bancshares Corp.	25,943	1,484,199
JPMorgan Chase & Co.	2,405,694	486,575,668
KeyCorp	791,259	11,243,790
M&T Bank Corp.	140,800	21,311,488
Security	Shares	Value
Banks (continued)
New York Community Bancorp, Inc., Class A	669,562	$ 2,155,990
Old National Bancorp	274,114	4,712,020
Pinnacle Financial Partners, Inc.	39,840	3,188,794
PNC Financial Services Group, Inc. (The)	334,245	51,968,413
Prosperity Bancshares, Inc.	80,752	4,937,177
Regions Financial Corp.	772,257	15,476,030
SouthState Corp.	65,417	4,999,167
Synovus Financial Corp.	122,621	4,928,138
Texas Capital Bancshares, Inc.(a)	39,605	2,421,450
Truist Financial Corp.	1,124,868	43,701,122
U.S. Bancorp	1,310,793	52,038,482
UMB Financial Corp.	38,669	3,225,768
United Bankshares, Inc.	111,745	3,625,008
Valley National Bancorp	370,414	2,585,490
Webster Financial Corp.	143,209	6,242,480
Wells Fargo & Co.	2,922,288	173,554,684
Wintrust Financial Corp.	53,390	5,262,118
Zions Bancorp N.A.	127,026	5,509,118
		1,332,824,740
Beverages — 1.9%
Boston Beer Co., Inc. (The), Class A, NVS(a)	4,215	1,285,786
Brown-Forman Corp., Class B, NVS	148,623	6,419,027
Coca-Cola Co. (The)	1,979,620	126,002,813
Constellation Brands, Inc., Class A	134,945	34,718,650
Keurig Dr. Pepper, Inc.	874,740	29,216,316
Molson Coors Beverage Co., Class B	153,480	7,801,389
Monster Beverage Corp.(a)	237,893	11,882,755
PepsiCo, Inc.	736,399	121,454,287
		338,781,023
Biotechnology — 3.1%
AbbVie, Inc.	932,272	159,903,294
Amgen, Inc.	449,431	140,424,716
Biogen, Inc.(a)	122,182	28,324,231
BioMarin Pharmaceutical, Inc.(a)	70,295	5,787,387
Cytokinetics, Inc.(a)	53,167	2,880,588
Gilead Sciences, Inc.	1,044,326	71,651,207
Incyte Corp.(a)	133,171	8,072,826
Moderna, Inc.(a)	279,378	33,176,138
Regeneron Pharmaceuticals, Inc.(a)	35,626	37,443,995
Roivant Sciences Ltd.(a)	107,141	1,132,480
Sarepta Therapeutics, Inc.(a)	15,647	2,472,226
United Therapeutics Corp.(a)	20,638	6,574,235
Vertex Pharmaceuticals, Inc.(a)	77,917	36,521,256
		534,364,579
Broadline Retail — 0.2%
eBay, Inc.	424,348	22,795,975
Etsy, Inc.(a)(b)	54,380	3,207,332
Macy’s, Inc.	237,590	4,561,728
Nordstrom, Inc.	80,703	1,712,518
		32,277,553
Building Products — 0.6%
A. O. Smith Corp.	35,921	2,937,619
Allegion PLC	45,219	5,342,625
Carrier Global Corp.	362,897	22,891,543
Fortune Brands Innovations, Inc.	63,054	4,094,727
Johnson Controls International PLC	564,487	37,521,451
Masco Corp.	86,112	5,741,087
Trane Technologies PLC	58,934	19,385,160
		97,914,212

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets — 4.9%
Affiliated Managers Group, Inc.	27,704	$ 4,328,196
Ameriprise Financial, Inc.	39,241	16,763,363
Bank of New York Mellon Corp. (The)	628,920	37,666,019
BlackRock, Inc.(c)	116,801	91,959,763
Blackstone, Inc., Class A, NVS	167,548	20,742,442
Carlyle Group, Inc. (The)	97,921	3,931,528
Cboe Global Markets, Inc.	31,951	5,433,587
Charles Schwab Corp. (The)	1,251,158	92,197,833
CME Group, Inc., Class A	193,557	38,053,306
Evercore, Inc., Class A	8,963	1,868,158
FactSet Research Systems, Inc.	17,042	6,957,737
Federated Hermes, Inc., Class B	68,350	2,247,348
Franklin Resources, Inc.	251,017	5,610,230
Goldman Sachs Group, Inc. (The)	270,384	122,300,091
Interactive Brokers Group, Inc., Class A	37,129	4,552,015
Intercontinental Exchange, Inc.	481,499	65,912,398
Invesco Ltd.	383,948	5,743,862
Janus Henderson Group PLC	112,275	3,784,790
Jefferies Financial Group, Inc.	142,059	7,068,856
MarketAxess Holdings, Inc.	32,014	6,419,767
Moody’s Corp.	70,076	29,497,091
Morgan Stanley	1,049,577	102,008,389
MSCI, Inc., Class A	28,553	13,755,408
Nasdaq, Inc.	320,925	19,338,940
Northern Trust Corp.	173,221	14,547,100
Raymond James Financial, Inc.	156,356	19,327,165
S&P Global, Inc.	150,365	67,062,790
SEI Investments Co.	41,778	2,702,619
State Street Corp.	252,676	18,698,024
Stifel Financial Corp.	87,724	7,381,975
T Rowe Price Group, Inc.	187,857	21,661,791
		859,522,581
Chemicals — 2.3%
Air Products & Chemicals, Inc.	186,229	48,056,394
Albemarle Corp.	97,679	9,330,298
Arcadium Lithium PLC(a)(b)	333,537	1,120,684
Ashland, Inc.	42,669	4,031,794
Avient Corp.	75,897	3,312,904
Cabot Corp.	15,234	1,399,852
CF Industries Holdings, Inc.	70,980	5,261,038
Chemours Co. (The)	123,601	2,789,675
Corteva, Inc.	583,743	31,487,098
Dow, Inc.	591,350	31,371,118
DuPont de Nemours, Inc.	350,227	28,189,771
Eastman Chemical Co.	98,793	9,678,750
Ecolab, Inc.	104,287	24,820,306
FMC Corp.	103,869	5,977,661
International Flavors & Fragrances, Inc.	212,968	20,276,683
Linde PLC	193,061	84,717,097
LyondellBasell Industries NV, Class A	216,683	20,727,896
Mosaic Co. (The)	271,296	7,840,454
Olin Corp.	60,178	2,837,393
PPG Industries, Inc.	196,678	24,759,793
RPM International, Inc.	49,240	5,302,163
Scotts Miracle-Gro Co. (The)	21,347	1,388,836
Sherwin-Williams Co. (The)	98,061	29,264,344
		403,942,002
Commercial Services & Supplies — 0.6%
Cintas Corp.	32,558	22,799,065
Republic Services, Inc.	73,357	14,256,200
Rollins, Inc.	133,410	6,509,074
Stericycle, Inc.(a)	77,232	4,489,496
Security	Shares	Value
Commercial Services & Supplies (continued)
Veralto Corp.	182,666	$ 17,439,123
Waste Management, Inc.	161,259	34,402,995
		99,895,953
Communications Equipment — 1.2%
Ciena Corp.(a)	72,571	3,496,471
Cisco Systems, Inc.	3,390,047	161,061,133
F5, Inc.(a)	49,030	8,444,437
Juniper Networks, Inc.	270,362	9,857,398
Lumentum Holdings, Inc.(a)(b)	55,792	2,840,929
Motorola Solutions, Inc.	58,711	22,665,381
		208,365,749
Construction & Engineering — 0.2%
AECOM	62,721	5,528,229
Fluor Corp.(a)	142,096	6,188,281
MasTec, Inc.(a)	50,437	5,396,254
MDU Resources Group, Inc.	169,697	4,259,395
Quanta Services, Inc.	37,643	9,564,710
Valmont Industries, Inc.	16,669	4,574,807
		35,511,676
Construction Materials — 0.1%
Knife River Corp.(a)	13,540	949,696
Martin Marietta Materials, Inc.	17,442	9,450,076
Vulcan Materials Co.	39,758	9,887,019
		20,286,791
Consumer Finance — 0.7%
Ally Financial, Inc.	228,893	9,080,185
American Express Co.	142,956	33,101,462
Capital One Financial Corp.	321,127	44,460,033
Discover Financial Services	95,937	12,549,519
SLM Corp.	104,841	2,179,644
Synchrony Financial	338,373	15,967,822
		117,338,665
Consumer Staples Distribution & Retail — 3.6%
BJ’s Wholesale Club Holdings, Inc.(a)	111,451	9,789,856
Costco Wholesale Corp.	215,387	183,076,796
Dollar General Corp.	184,133	24,347,906
Dollar Tree, Inc.(a)	174,246	18,604,245
Kroger Co. (The)	560,910	28,006,236
Performance Food Group Co.(a)	129,355	8,551,659
Sprouts Farmers Market, Inc.(a)(b)	51,153	4,279,460
Sysco Corp.	415,776	29,682,249
Target Corp.	387,869	57,420,127
U.S. Foods Holding Corp.(a)	191,858	10,164,637
Walgreens Boots Alliance, Inc.	596,738	7,217,546
Walmart, Inc.	3,575,091	242,069,412
		623,210,129
Containers & Packaging — 0.6%
Amcor PLC	1,204,389	11,778,924
AptarGroup, Inc.	22,560	3,176,674
Avery Dennison Corp.	68,133	14,897,280
Ball Corp.	259,275	15,561,686
Berry Global Group, Inc.	95,570	5,624,295
Crown Holdings, Inc.	53,144	3,953,382
Graphic Packaging Holding Co.	261,424	6,851,923
Greif, Inc., Class A, NVS	21,122	1,213,881
International Paper Co.	292,075	12,603,036
Packaging Corp. of America	74,707	13,638,510
Silgan Holdings, Inc.	67,423	2,854,016

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Containers & Packaging (continued)
Sonoco Products Co.	81,718	$ 4,144,737
Westrock Co.	214,008	10,756,042
		107,054,386
Distributors — 0.2%
Genuine Parts Co.	116,941	16,175,279
LKQ Corp.	222,855	9,268,540
Pool Corp.	13,473	4,140,657
		29,584,476
Diversified Consumer Services — 0.0%
Graham Holdings Co., Class B	2,811	1,966,435
Service Corp. International	60,224	4,283,733
		6,250,168
Diversified REITs — 0.1%
WP Carey, Inc.	184,778	10,172,029
Diversified Telecommunication Services — 1.5%
AT&T Inc.	6,004,749	114,750,753
Frontier Communications Parent, Inc.(a)(b)	191,288	5,007,920
Iridium Communications, Inc.	51,583	1,373,139
Verizon Communications, Inc.	3,525,470	145,390,383
		266,522,195
Electric Utilities — 3.2%
ALLETE, Inc.	47,859	2,984,009
Alliant Energy Corp.	212,680	10,825,412
American Electric Power Co., Inc.	441,848	38,767,744
Constellation Energy Corp.	145,297	29,098,630
Duke Energy Corp.	646,006	64,749,181
Edison International	323,287	23,215,239
Entergy Corp.	180,202	19,281,614
Evergy, Inc.	191,428	10,139,941
Eversource Energy	295,635	16,765,461
Exelon Corp.	837,809	28,996,569
FirstEnergy Corp.	431,267	16,504,588
IDACORP, Inc.	25,824	2,405,506
NextEra Energy, Inc.	1,720,545	121,831,791
NRG Energy, Inc.	175,456	13,661,004
OGE Energy Corp.	172,398	6,154,609
PG&E Corp.	1,789,943	31,252,405
Pinnacle West Capital Corp.	94,723	7,234,943
PNM Resources, Inc.	71,893	2,657,165
Portland General Electric Co.	84,170	3,639,511
PPL Corp.	615,527	17,019,322
Southern Co. (The)	915,262	70,996,873
Xcel Energy, Inc.	465,424	24,858,296
		563,039,813
Electrical Equipment — 1.0%
Acuity Brands, Inc.	12,580	3,037,315
AMETEK, Inc.	100,686	16,785,363
Eaton Corp. PLC	126,767	39,747,793
Emerson Electric Co.	478,740	52,737,998
EnerSys	19,228	1,990,483
GE Vernova, Inc.(a)	130,917	22,453,575
Generac Holdings, Inc.(a)	19,949	2,637,657
Hubbell, Inc.	24,515	8,959,742
Regal Rexnord Corp.	56,500	7,639,930
Rockwell Automation, Inc.	49,092	13,514,046
Sensata Technologies Holding PLC	126,139	4,716,337
		174,220,239
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp., Class A	440,684	29,688,881
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Arrow Electronics, Inc.(a)(b)	45,010	$ 5,435,408
Avnet, Inc.	75,374	3,881,007
Belden, Inc.	34,790	3,263,302
CDW Corp.	65,365	14,631,302
Cognex Corp.	80,283	3,754,033
Coherent Corp.(a)	112,070	8,120,592
Corning, Inc.	646,396	25,112,485
Crane NXT Co.	42,921	2,636,208
IPG Photonics Corp.(a)	11,338	956,814
Jabil, Inc.	46,587	5,068,200
Keysight Technologies, Inc.(a)	145,193	19,855,143
Littelfuse, Inc.	6,302	1,610,728
Novanta, Inc.(a)	13,528	2,206,552
TD SYNNEX Corp.	66,147	7,633,364
TE Connectivity Ltd.	156,817	23,589,981
Teledyne Technologies, Inc.(a)	39,804	15,443,156
Trimble, Inc.(a)	207,157	11,584,219
Vishay Intertechnology, Inc.	105,295	2,348,078
Zebra Technologies Corp., Class A(a)	42,843	13,235,488
		200,054,941
Energy Equipment & Services — 0.7%
Baker Hughes Co., Class A	836,658	29,425,262
ChampionX Corp.	53,689	1,783,012
Halliburton Co.	745,872	25,195,556
NOV, Inc.	337,763	6,420,874
Schlumberger NV	1,193,499	56,309,283
		119,133,987
Entertainment — 1.1%
Electronic Arts, Inc.	114,236	15,916,502
Take-Two Interactive Software, Inc.(a)	67,435	10,485,468
TKO Group Holdings, Inc., Class A	28,437	3,070,912
Walt Disney Co. (The)	1,526,374	151,553,674
Warner Bros Discovery, Inc., Class A(a)(b)	1,867,032	13,890,718
Warner Music Group Corp., Class A	27,123	831,320
		195,748,594
Financial Services — 5.7%
Berkshire Hathaway, Inc., Class B(a)	1,516,431	616,884,131
Equitable Holdings, Inc.	37,846	1,546,388
Essent Group Ltd.	89,065	5,004,562
Euronet Worldwide, Inc.(a)	16,766	1,735,281
Fidelity National Information Services, Inc.	466,927	35,187,619
Fiserv, Inc.(a)	236,213	35,205,186
Global Payments, Inc.	214,608	20,752,594
Jack Henry & Associates, Inc.	61,556	10,219,527
Mastercard, Inc., Class A	192,476	84,912,712
MGIC Investment Corp.	142,968	3,080,960
PayPal Holdings, Inc.(a)	876,797	50,880,530
Visa, Inc., Class A	448,003	117,587,347
Voya Financial, Inc.	51,509	3,664,865
Western Union Co. (The)	215,347	2,631,540
		989,293,242
Food Products — 1.4%
Archer-Daniels-Midland Co.	414,717	25,069,643
Bunge Global SA	119,122	12,718,656
Campbell Soup Co.	163,472	7,387,300
Conagra Brands, Inc.	404,395	11,492,906
Darling Ingredients, Inc.(a)	133,030	4,888,852
Flowers Foods, Inc.	160,219	3,556,862
General Mills, Inc.	473,742	29,968,919
Hershey Co. (The)	77,229	14,197,007
Hormel Foods Corp.	241,223	7,354,889

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Ingredion, Inc.	34,822	$ 3,994,083
J M Smucker Co. (The)	88,350	9,633,684
Kellanova	219,869	12,682,044
Kraft Heinz Co. (The)	661,377	21,309,567
Lamb Weston Holdings, Inc.	40,974	3,445,094
Lancaster Colony Corp.	8,758	1,654,999
McCormick & Co., Inc., NVS	209,390	14,854,127
Mondelez International, Inc., Class A	650,234	42,551,313
Pilgrim’s Pride Corp.(a)	33,405	1,285,758
Post Holdings, Inc.(a)	42,419	4,418,363
Tyson Foods, Inc., Class A	240,902	13,765,140
		246,229,206
Gas Utilities — 0.2%
Atmos Energy Corp.	126,014	14,699,533
National Fuel Gas Co.	76,466	4,143,693
New Jersey Resources Corp.	85,553	3,656,535
ONE Gas, Inc.	46,293	2,955,808
Southwest Gas Holdings, Inc.	50,489	3,553,416
Spire, Inc.	47,170	2,864,634
UGI Corp.	174,499	3,996,027
		35,869,646
Ground Transportation — 0.9%
CSX Corp.	819,974	27,428,130
JB Hunt Transport Services, Inc.	67,844	10,855,040
Knight-Swift Transportation Holdings, Inc.	134,394	6,708,949
Landstar System, Inc.	9,465	1,746,103
Norfolk Southern Corp.	189,369	40,655,631
Ryder System, Inc.	37,032	4,587,524
Union Pacific Corp.	280,966	63,571,367
XPO, Inc.(a)	51,227	5,437,746
		160,990,490
Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	1,456,710	151,366,736
Align Technology, Inc.(a)	26,775	6,464,288
Baxter International, Inc.	427,534	14,301,012
Becton Dickinson & Co.	242,052	56,569,973
Boston Scientific Corp.(a)	554,756	42,721,760
Cooper Cos., Inc. (The)	97,570	8,517,861
DENTSPLY SIRONA, Inc.	169,865	4,231,337
Dexcom, Inc.(a)	130,068	14,747,110
Edwards Lifesciences Corp.(a)	318,134	29,386,038
Enovis Corp.(a)	41,253	1,864,636
Envista Holdings Corp.(a)	142,780	2,374,431
GE HealthCare Technologies, Inc.(b)	355,061	27,666,353
Globus Medical, Inc., Class A(a)	93,456	6,400,801
Haemonetics Corp.(a)	16,834	1,392,677
Hologic, Inc.(a)	196,358	14,579,582
IDEXX Laboratories, Inc.(a)(b)	30,424	14,822,573
Insulet Corp.(a)	36,038	7,272,468
Intuitive Surgical, Inc.(a)	101,066	44,959,210
LivaNova PLC(a)	28,279	1,550,255
Masimo Corp.(a)(b)	14,178	1,785,577
Medtronic PLC	1,112,648	87,576,524
Neogen Corp.(a)(b)	164,156	2,565,758
QuidelOrtho Corp.(a)	41,081	1,364,711
ResMed, Inc.	122,519	23,452,587
Solventum Corp.(a)(b)	114,786	6,069,884
STERIS PLC	36,176	7,942,079
Stryker Corp.	102,310	34,810,977
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Teleflex, Inc.	39,182	$ 8,241,150
Zimmer Biomet Holdings, Inc.	173,643	18,845,475
		643,843,823
Health Care Providers & Services — 4.5%
Amedisys, Inc.(a)	15,800	1,450,440
Cardinal Health, Inc.	203,116	19,970,365
Cencora, Inc.	139,009	31,318,728
Centene Corp.(a)	447,602	29,676,013
Chemed Corp.	4,993	2,709,102
Cigna Group (The)	237,964	78,663,759
CVS Health Corp.	1,049,233	61,967,701
DaVita, Inc.(a)(b)	20,167	2,794,541
Elevance Health, Inc.	194,758	105,531,570
Encompass Health Corp.	48,064	4,123,410
HCA Healthcare, Inc.	84,429	27,125,349
HealthEquity, Inc.(a)	35,004	3,017,345
Henry Schein, Inc.(a)	108,939	6,982,990
Humana, Inc.	100,993	37,736,034
Labcorp Holdings, Inc.	70,770	14,402,403
McKesson Corp.	108,974	63,645,175
Molina Healthcare, Inc.(a)	19,906	5,918,054
Option Care Health, Inc.(a)	66,471	1,841,247
Quest Diagnostics, Inc.	92,518	12,663,864
R1 RCM, Inc.(a)	164,209	2,062,465
Tenet Healthcare Corp.(a)	82,076	10,918,570
UnitedHealth Group, Inc.	477,760	243,304,057
Universal Health Services, Inc., Class B	50,805	9,395,369
		777,218,551
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc.	132,073	15,448,579
Healthcare Realty Trust, Inc.	319,983	5,273,320
Healthpeak Properties, Inc.	589,479	11,553,788
Omega Healthcare Investors, Inc.	120,308	4,120,549
Sabra Health Care REIT, Inc.	192,731	2,968,057
Ventas, Inc.	339,610	17,408,409
Welltower, Inc.	500,616	52,189,218
		108,961,920
Health Care Technology — 0.0%
Doximity, Inc., Class A(a)(b)	52,035	1,455,419
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	235,261	4,229,993
Hotels, Restaurants & Leisure — 1.2%
Airbnb, Inc., Class A(a)(b)	184,898	28,036,084
Aramark	222,785	7,579,146
Caesars Entertainment, Inc.(a)	75,462	2,998,860
Carnival Corp.(a)	243,260	4,553,827
Choice Hotels International, Inc.(b)	10,319	1,227,961
Darden Restaurants, Inc.	48,750	7,376,850
Domino’s Pizza, Inc.	17,648	9,112,192
Hilton Grand Vacations, Inc.(a)	22,647	915,618
Las Vegas Sands Corp.	115,905	5,128,796
Marriott Vacations Worldwide Corp.	27,533	2,404,181
McDonald’s Corp.	338,431	86,245,756
MGM Resorts International(a)	68,376	3,038,629
Starbucks Corp.	387,439	30,162,126
Travel + Leisure Co.	18,220	819,536
Vail Resorts, Inc.	10,866	1,957,293
Wendy’s Co. (The)	63,979	1,085,084

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc.	23,518	$ 1,740,332
Yum! Brands, Inc.	127,435	16,880,040
		211,262,311
Household Durables — 0.2%
Garmin Ltd.	58,711	9,565,196
Helen of Troy Ltd.(a)	19,782	1,834,583
KB Home	32,818	2,303,167
Lennar Corp., Class A	89,594	13,427,453
Mohawk Industries, Inc.(a)	44,013	4,999,437
Taylor Morrison Home Corp., Class A(a)	89,328	4,952,344
Whirlpool Corp.	45,811	4,681,884
		41,764,064
Household Products — 1.7%
Church & Dwight Co., Inc.	110,845	11,492,410
Clorox Co. (The)	103,040	14,061,869
Colgate-Palmolive Co.	419,564	40,714,490
Kimberly-Clark Corp.	282,399	39,027,542
Procter & Gamble Co. (The)	1,204,760	198,689,019
		303,985,330
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	596,093	10,473,354
Ormat Technologies, Inc.	44,666	3,202,552
		13,675,906
Industrial Conglomerates — 0.9%
3M Co.	463,688	47,384,276
Honeywell International, Inc.	545,207	116,423,503
		163,807,779
Industrial REITs — 0.6%
EastGroup Properties, Inc.	15,738	2,677,034
First Industrial Realty Trust, Inc.	57,452	2,729,545
Prologis, Inc.	775,311	87,075,178
Rexford Industrial Realty, Inc.	112,648	5,022,974
STAG Industrial, Inc.	75,606	2,726,352
		100,231,083
Insurance — 3.8%
Aflac, Inc.	434,787	38,830,827
Allstate Corp. (The)	221,144	35,307,851
American Financial Group, Inc.	54,488	6,703,114
American International Group, Inc.	557,896	41,418,199
Aon PLC, Class A	89,183	26,182,345
Arthur J. Gallagher & Co.	89,919	23,316,896
Assurant, Inc.	43,590	7,246,838
Brighthouse Financial, Inc.(a)	54,307	2,353,665
Brown & Brown, Inc.	43,782	3,914,549
Chubb Ltd.	340,165	86,769,288
Cincinnati Financial Corp.	131,854	15,571,957
CNO Financial Group, Inc.	90,021	2,495,382
Erie Indemnity Co., Class A, NVS	9,208	3,336,979
Everest Group Ltd.	36,697	13,982,291
Fidelity National Financial, Inc., Class A	177,494	8,771,753
First American Financial Corp.	88,420	4,770,259
Globe Life, Inc.	70,303	5,784,531
Hanover Insurance Group, Inc. (The)	30,607	3,839,342
Hartford Financial Services Group, Inc. (The)	248,882	25,022,596
Kemper Corp.	49,129	2,914,824
Loews Corp.	152,602	11,405,474
Marsh & McLennan Cos., Inc.	197,958	41,713,710
MetLife, Inc.	502,480	35,269,071
Old Republic International Corp.	211,475	6,534,578
Principal Financial Group, Inc.	180,746	14,179,524
Security	Shares	Value
Insurance (continued)
Progressive Corp. (The)	245,195	$ 50,929,453
Prudential Financial, Inc.	301,535	35,336,887
Reinsurance Group of America, Inc.	55,115	11,313,456
RenaissanceRe Holdings Ltd.	19,700	4,403,147
RLI Corp.	11,076	1,558,282
Selective Insurance Group, Inc.	23,200	2,176,856
Travelers Cos., Inc. (The)	191,912	39,023,386
Unum Group	122,800	6,276,308
W R Berkley Corp.	169,463	13,316,403
Willis Towers Watson PLC	85,753	22,479,291
		654,449,312
Interactive Media & Services — 0.1%
Match Group, Inc.(a)	226,332	6,875,966
Ziff Davis, Inc.(a)	38,402	2,114,030
ZoomInfo Technologies, Inc., Class A(a)(b)	168,415	2,150,660
		11,140,656
IT Services — 1.5%
Accenture PLC, Class A	242,224	73,493,184
Akamai Technologies, Inc.(a)	66,234	5,966,359
ASGN, Inc.(a)(b)	39,342	3,468,784
Cognizant Technology Solutions Corp., Class A	415,904	28,281,472
EPAM Systems, Inc.(a)	28,763	5,410,608
International Business Machines Corp.	769,775	133,132,586
Kyndryl Holdings, Inc.(a)	197,916	5,207,170
VeriSign, Inc.(a)	37,743	6,710,705
		261,670,868
Leisure Products — 0.1%
Brunswick Corp.	22,457	1,634,196
Hasbro, Inc.	108,809	6,365,327
Mattel, Inc.(a)	164,905	2,681,355
Polaris, Inc.	44,178	3,459,579
YETI Holdings, Inc.(a)(b)	26,167	998,271
		15,138,728
Life Sciences Tools & Services — 2.2%
Agilent Technologies, Inc.	245,654	31,844,128
Azenta, Inc.(a)(b)	15,070	792,983
Bio-Rad Laboratories, Inc., Class A(a)	17,325	4,731,631
Bio-Techne Corp.	131,680	9,434,872
Bruker Corp.	30,958	1,975,430
Charles River Laboratories International, Inc.(a)	42,794	8,840,385
Danaher Corp.	552,063	137,932,941
Illumina, Inc.(a)	132,050	13,783,379
IQVIA Holdings, Inc.(a)	94,666	20,016,179
Mettler-Toledo International, Inc.(a)(b)	11,081	15,486,695
Revvity, Inc.	102,782	10,777,720
Thermo Fisher Scientific, Inc.	198,265	109,640,545
Waters Corp.(a)	31,079	9,016,639
		374,273,527
Machinery — 2.0%
AGCO Corp.	51,757	5,065,975
Caterpillar, Inc.	172,058	57,312,520
Cummins, Inc.	114,574	31,728,978
Deere & Co.	93,579	34,963,922
Donaldson Co., Inc.	43,111	3,085,023
Dover Corp.	115,477	20,837,825
Flowserve Corp.	63,692	3,063,585
IDEX Corp.	62,721	12,619,465
Illinois Tool Works, Inc.	122,484	29,023,809
Ingersoll Rand, Inc.(b)	77,598	7,049,002
Middleby Corp. (The)(a)(b)	22,430	2,750,142

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Nordson Corp.	45,001	$ 10,437,532
Oshkosh Corp.	54,428	5,889,110
Otis Worldwide Corp.	205,673	19,798,083
PACCAR, Inc.	118,107	12,157,935
Parker-Hannifin Corp.	23,966	12,122,242
Pentair PLC	43,375	3,325,561
Snap-on, Inc.	24,500	6,404,055
Stanley Black & Decker, Inc.	129,659	10,358,458
Terex Corp.	24,606	1,349,393
Timken Co. (The)	32,893	2,635,716
Toro Co. (The)	44,873	4,196,074
Westinghouse Air Brake Technologies Corp.	148,029	23,395,983
Xylem, Inc.	203,372	27,583,344
		347,153,732
Marine Transportation — 0.0%
Kirby Corp.(a)	28,498	3,412,066
Media — 1.1%
Charter Communications, Inc., Class A(a)(b)	43,955	13,140,787
Comcast Corp., Class A	3,278,003	128,366,597
Fox Corp., Class A, NVS	194,131	6,672,282
Fox Corp., Class B	109,977	3,521,464
Interpublic Group of Cos., Inc. (The)	319,203	9,285,615
News Corp., Class A, NVS	317,335	8,748,926
News Corp., Class B	95,603	2,714,169
Nexstar Media Group, Inc., Class A	26,916	4,468,325
Omnicom Group, Inc.	164,140	14,723,358
Paramount Global, Class B, NVS	420,107	4,364,912
TEGNA, Inc.	142,208	1,982,380
		197,988,815
Metals & Mining — 0.7%
Alcoa Corp.	148,814	5,919,821
Cleveland-Cliffs, Inc.(a)(b)	399,528	6,148,736
Commercial Metals Co.	97,508	5,361,965
Freeport-McMoRan, Inc.	603,209	29,315,957
MP Materials Corp., Class A(a)(b)	71,945	915,860
Newmont Corp.	965,007	40,404,843
Nucor Corp.	73,851	11,674,366
Royal Gold, Inc.	26,372	3,300,720
Steel Dynamics, Inc.	45,645	5,911,027
United States Steel Corp.	190,234	7,190,845
		116,144,140
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc.	426,799	8,134,789
Starwood Property Trust, Inc.	259,202	4,909,286
		13,044,075
Multi-Utilities — 1.4%
Ameren Corp.	223,928	15,923,520
Black Hills Corp.	56,560	3,075,733
CenterPoint Energy, Inc.	537,086	16,638,924
CMS Energy Corp.	251,675	14,982,213
Consolidated Edison, Inc.	288,671	25,812,961
Dominion Energy, Inc.	702,460	34,420,540
DTE Energy Co.	173,861	19,300,309
NiSource, Inc.	377,868	10,886,377
Northwestern Energy Group, Inc.	51,054	2,556,784
Public Service Enterprise Group, Inc.	417,730	30,786,701
Sempra	530,000	40,311,800
WEC Energy Group, Inc.	262,971	20,632,705
		235,328,567
Security	Shares	Value
Office REITs — 0.1%
BXP, Inc.	122,967	$ 7,569,848
COPT Defense Properties	57,055	1,428,087
Cousins Properties, Inc.	126,464	2,927,641
Kilroy Realty Corp.	88,752	2,766,400
Vornado Realty Trust	133,292	3,504,247
		18,196,223
Oil, Gas & Consumable Fuels — 5.9%
Antero Midstream Corp.	119,150	1,756,271
Antero Resources Corp.(a)	244,281	7,970,889
Chesapeake Energy Corp.	92,695	7,618,602
Chevron Corp.	1,435,137	224,484,130
ConocoPhillips	303,680	34,734,918
Coterra Energy, Inc.	213,119	5,683,884
Devon Energy Corp.	530,761	25,158,071
DT Midstream, Inc.	29,998	2,130,758
EOG Resources, Inc.	164,534	20,709,895
EQT Corp.	369,519	13,664,813
Equitrans Midstream Corp.	213,025	2,765,064
Exxon Mobil Corp.	3,755,633	432,348,471
HF Sinclair Corp.	126,233	6,733,268
Kinder Morgan, Inc.	1,621,013	32,209,528
Marathon Oil Corp.	221,915	6,362,303
Marathon Petroleum Corp.	133,072	23,085,331
Murphy Oil Corp.	69,005	2,845,766
Occidental Petroleum Corp.	554,340	34,940,050
ONEOK, Inc.	186,018	15,169,768
PBF Energy, Inc., Class A	91,130	4,193,803
PetroCorp Escrow(a)(d)	190	—
Phillips 66	355,388	50,170,124
Texas Pacific Land Corp.	5,105	3,748,448
Valero Energy Corp.	274,172	42,979,203
Williams Cos., Inc. (The)	621,577	26,417,022
		1,027,880,380
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	18,790	1,546,981
Passenger Airlines — 0.3%
American Airlines Group, Inc.(a)(b)	557,137	6,312,362
Delta Air Lines, Inc.	238,815	11,329,384
Southwest Airlines Co.	501,901	14,359,388
United Airlines Holdings, Inc.(a)	274,279	13,346,416
		45,347,550
Personal Care Products — 0.3%
BellRing Brands, Inc.(a)(b)	51,576	2,947,053
Estee Lauder Cos., Inc. (The), Class A	194,753	20,721,719
Kenvue, Inc.	1,603,801	29,157,102
		52,825,874
Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	1,696,211	70,443,643
Catalent, Inc.(a)	150,207	8,446,140
Jazz Pharmaceuticals PLC(a)	30,510	3,256,332
Johnson & Johnson	2,015,186	294,539,586
Merck & Co., Inc.	1,273,072	157,606,313
Perrigo Co. PLC	113,029	2,902,585
Pfizer, Inc.	4,747,481	132,834,518
Viatris, Inc.	996,946	10,597,536
Zoetis, Inc., Class A	171,491	29,729,680
		710,356,333
Professional Services — 1.0%
Automatic Data Processing, Inc.	209,189	49,931,322
Broadridge Financial Solutions, Inc.	43,334	8,536,798

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services (continued)
CACI International, Inc., Class A(a)	11,708	$ 5,035,962
Concentrix Corp.	39,410	2,493,865
Dayforce, Inc.(a)(b)	58,542	2,903,683
Equifax, Inc.	63,303	15,348,445
ExlService Holdings, Inc.(a)	59,104	1,853,502
Exponent, Inc.	20,599	1,959,377
Genpact Ltd.	139,112	4,478,015
Insperity, Inc.	14,830	1,352,644
Jacobs Solutions, Inc.	105,046	14,675,977
KBR, Inc.	60,641	3,889,514
Leidos Holdings, Inc.	113,485	16,555,192
ManpowerGroup, Inc.	40,588	2,833,042
Maximus, Inc.	13,546	1,160,892
Paychex, Inc.	160,818	19,066,582
Paycom Software, Inc.	22,141	3,167,049
Science Applications International Corp.	27,100	3,185,605
Verisk Analytics, Inc.	53,803	14,502,599
		172,930,065
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A(a)	252,130	22,467,304
CoStar Group, Inc.(a)	193,735	14,363,513
Jones Lang LaSalle, Inc.(a)	39,631	8,135,452
		44,966,269
Residential REITs — 0.7%
American Homes 4 Rent, Class A	106,219	3,947,098
AvalonBay Communities, Inc.	118,815	24,581,635
Camden Property Trust	89,102	9,721,919
Equity LifeStyle Properties, Inc.	55,870	3,638,813
Equity Residential	290,520	20,144,657
Essex Property Trust, Inc.	53,612	14,593,187
Independence Realty Trust, Inc.	187,132	3,506,854
Invitation Homes, Inc.	479,233	17,199,672
Mid-America Apartment Communities, Inc.	97,340	13,881,657
UDR, Inc.	252,204	10,378,195
		121,593,687
Retail REITs — 0.6%
Agree Realty Corp.	83,872	5,195,032
Brixmor Property Group, Inc.	147,888	3,414,734
Federal Realty Investment Trust	63,171	6,378,376
Kimco Realty Corp.	557,039	10,839,979
Kite Realty Group Trust	183,073	4,097,174
NNN REIT, Inc.	97,922	4,171,477
Realty Income Corp.	730,933	38,607,881
Regency Centers Corp.	139,809	8,696,120
Simon Property Group, Inc.	172,837	26,236,656
		107,637,429
Semiconductors & Semiconductor Equipment — 3.4%
Allegro MicroSystems, Inc.(a)(b)	38,638	1,091,137
Amkor Technology, Inc.	86,074	3,444,682
Analog Devices, Inc.	170,341	38,882,037
Cirrus Logic, Inc.(a)	19,343	2,469,327
Enphase Energy, Inc.(a)(b)	71,642	7,143,424
First Solar, Inc.(a)	89,788	20,243,603
Intel Corp.	3,565,038	110,409,227
MACOM Technology Solutions Holdings, Inc.(a)(b)	16,622	1,852,854
Microchip Technology, Inc.	184,900	16,918,350
Micron Technology, Inc.	927,484	121,991,971
MKS Instruments, Inc.	26,782	3,497,194
NXP Semiconductors NV	53,827	14,484,307
ON Semiconductor Corp.(a)	201,973	13,845,249
Power Integrations, Inc.	23,690	1,662,801
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Qorvo, Inc.(a)	80,981	$ 9,397,035
QUALCOMM, Inc.	449,507	89,532,804
Skyworks Solutions, Inc.	132,944	14,169,172
Synaptics, Inc.(a)	19,306	1,702,789
Teradyne, Inc.(b)	130,739	19,387,286
Texas Instruments, Inc.	480,275	93,427,896
Wolfspeed, Inc.(a)(b)	55,344	1,259,629
		586,812,774
Software — 0.5%
ANSYS, Inc.(a)	31,133	10,009,259
Aspen Technology, Inc.(a)	11,690	2,321,985
Autodesk, Inc.(a)	85,993	21,278,968
Blackbaud, Inc.(a)	13,515	1,029,438
CommVault Systems, Inc.(a)	15,280	1,857,590
Dolby Laboratories, Inc., Class A	21,226	1,681,736
Gen Digital, Inc.	462,480	11,552,750
PTC, Inc.(a)	41,009	7,450,105
Roper Technologies, Inc.	51,240	28,881,938
		86,063,769
Specialized REITs — 1.6%
American Tower Corp.	230,741	44,851,436
Crown Castle, Inc.	364,095	35,572,081
CubeSmart	84,220	3,804,217
Digital Realty Trust, Inc.	160,460	24,397,943
EPR Properties	23,842	1,000,887
Equinix, Inc.	42,092	31,846,807
Extra Space Storage, Inc.	177,548	27,592,735
Gaming & Leisure Properties, Inc.	126,531	5,720,466
Iron Mountain, Inc.	119,759	10,732,802
Lamar Advertising Co., Class A	30,717	3,671,603
National Storage Affiliates Trust	28,635	1,180,335
PotlatchDeltic Corp.	66,204	2,607,776
Public Storage	76,523	22,011,841
Rayonier, Inc.	75,678	2,201,473
SBA Communications Corp., Class A	54,036	10,607,267
VICI Properties, Inc.	878,630	25,163,963
Weyerhaeuser Co.	607,051	17,234,178
		270,197,810
Specialty Retail — 2.5%
AutoNation, Inc.(a)(b)	20,452	3,259,640
AutoZone, Inc.(a)	4,449	13,187,281
Bath & Body Works, Inc.	185,308	7,236,277
Best Buy Co., Inc.	161,726	13,631,885
Burlington Stores, Inc.(a)	21,493	5,158,320
CarMax, Inc.(a)(b)	132,081	9,686,821
Dick’s Sporting Goods, Inc.	23,132	4,969,910
GameStop Corp., Class A(a)(b)	223,920	5,528,585
Gap, Inc. (The)	178,691	4,268,928
Home Depot, Inc. (The)	522,576	179,891,562
Lithia Motors, Inc., Class A	23,542	5,943,178
Lowe’s Cos., Inc.	479,499	105,710,349
O’Reilly Automotive, Inc.(a)	13,184	13,923,095
Penske Automotive Group, Inc.	16,211	2,415,763
RH(a)	7,141	1,745,546
TJX Cos., Inc. (The)	331,932	36,545,713
Tractor Supply Co.	52,164	14,084,280
Ulta Beauty, Inc.(a)(b)	13,540	5,224,680
		432,411,813
Technology Hardware, Storage & Peripherals — 0.5%
Hewlett Packard Enterprise Co.	1,087,125	23,014,436
HP, Inc.	723,035	25,320,686

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc.	109,568	$ 14,112,359
Seagate Technology Holdings PLC	95,582	9,870,753
Western Digital Corp.(a)	273,642	20,733,854
		93,052,088
Textiles, Apparel & Luxury Goods — 0.4%
Capri Holdings Ltd.(a)	50,429	1,668,191
Carter’s, Inc.	30,735	1,904,648
Columbia Sportswear Co.	15,005	1,186,595
NIKE, Inc., Class B	578,001	43,563,935
PVH Corp.(b)	48,011	5,082,925
Ralph Lauren Corp., Class A	14,969	2,620,473
Tapestry, Inc.	194,548	8,324,709
Under Armour, Inc., Class A(a)(b)	157,359	1,049,585
Under Armour, Inc., Class C, NVS(a)(b)	161,230	1,052,832
		66,453,893
Tobacco — 0.9%
Altria Group, Inc.	1,440,846	65,630,536
Philip Morris International, Inc.	821,019	83,193,855
		148,824,391
Trading Companies & Distributors — 0.2%
Core & Main, Inc., Class A(a)(b)	63,624	3,113,758
Fastenal Co.	240,714	15,126,468
GATX Corp.	19,702	2,607,757
MSC Industrial Direct Co., Inc., Class A	17,632	1,398,394
WESCO International, Inc.	36,700	5,817,684
WW Grainger, Inc.	9,280	8,372,787
		36,436,848
Water Utilities — 0.1%
American Water Works Co., Inc.	162,158	20,944,327
Essential Utilities, Inc.	113,699	4,244,384
		25,188,711
Security	Shares	Value
Wireless Telecommunication Services — 0.4%
T-Mobile U.S., Inc.	431,696	$ 76,056,201
Total Long-Term Investments — 99.6% (Cost: $15,448,813,994)		17,332,384,814
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(c)(e)(f)	95,868,961	95,907,308
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(e)	36,973,642	36,973,642
Total Short-Term Securities — 0.8% (Cost: $132,841,828)		132,880,950
Total Investments — 100.4% (Cost: $15,581,655,822)		17,465,265,764
Liabilities in Excess of Other Assets — (0.4)%		(70,397,370)
Net Assets — 100.0%		$ 17,394,868,394
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 85,100,789	$ 10,813,179(a)	$ —	$ (6,580)	$ (80)	$ 95,907,308	95,868,961	$ 64,148(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	26,469,410	10,504,232(a)	—	—	—	36,973,642	36,973,642	426,146	—
BlackRock, Inc.	92,634,074	4,712,453	(266,676)	(26,746)	(5,093,342)	91,959,763	116,801	591,054	—
				$ (33,326)	$ (5,093,422)	$ 224,840,713		$ 1,081,348	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P U.S. Value ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index	79	09/20/24	$ 6,175	$ 615
Russell 1000 Value E-Mini Index	625	09/20/24	54,119	205,583
				$ 206,198
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 17,332,384,814	$ —	$ —	$ 17,332,384,814
Short-Term Securities
Money Market Funds	132,880,950	—	—	132,880,950
	$ 17,465,265,764	$ —	$ —	$ 17,465,265,764
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 206,198	$ —	$ —	$ 206,198
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust